Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Industrials Portfolio	Aug. 04, 2023
VIP Industrials Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(10.30%)
Past 5 years	5.11%
Past 10 years	10.04%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1511
Average Annual Return:
Past 1 year	(8.42%)
Past 5 years	6.91%
Past 10 years	11.78%